Share Based Payments, Reconciliation of Outstanding Options (Details)				12 Months Ended
		Jul. 17, 2023 $ / shares	Nov. 28, 2022 $ / shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)				12,234,482	42,234,482	350,290,518
Granted during the year (in shares)				0	10,000,000	6,234,482
Exercised during the year (in shares)				0	(40,000,000)	(310,196,342)
Forfeited / lapsed during the year (in shares)				(10,000,000)	0	(4,094,176)
Number of options at the end of the financial year (in shares)				2,234,482	12,234,482	42,234,482
Options granted (in dollars per share) | $ / shares		$ 0.15	$ 0.18125
Non-recurring [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)				12,234,482
Granted during the year (in shares)				0
Exercised during the year (in shares)				0
Forfeited / lapsed during the year (in shares)				(10,000,000)
Number of options at the end of the financial year (in shares)				2,234,482	12,234,482
Equity-settled Services [Member] | Non-recurring [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)	[1]			2,234,482
Granted during the year (in shares)	[1]			0
Exercised during the year (in shares)	[1]			0
Forfeited / lapsed during the year (in shares)	[1]			0
Number of options at the end of the financial year (in shares)	[1]			2,234,482	2,234,482
FY23 Transitional Management Incentive Plan [Member] | Non-recurring [Member]
Reconciliation of Outstanding Options [Abstract]
Number of options at the beginning of the financial year (in shares)	[2]			10,000,000
Granted during the year (in shares)	[2]			0
Exercised during the year (in shares)	[2]			0
Forfeited / lapsed during the year (in shares)	[2]			(10,000,000)
Number of options at the end of the financial year (in shares)	[2]			0	10,000,000

[1]	Outstanding equity-settled services relate to options granted to Jett Capital Advisors, LLC in respect of corporate advisory services undertaken for the Group. Options were granted on 28 November 2022 at an exercise price of $0.18125, expiring on 28 November 2025.
[2]	The FY23 Transitional Management Incentive Plan relates to options granted to KMP on 17 July 2023 at an exercise price of $0.1500, expiring on 17 July 2024. All outstanding options were not exercised and subsequently lapsed on 17 July 2024.